Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	DMS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001547679
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	DIIMX
Document Creation Date	dei_DocumentCreationDate	Feb. 12, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 13, 2015
Prospectus Date	rr_ProspectusDate	Jan. 12, 2015
DMS India MidCap Index Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to replicate the performance of the NASDAQ India Midcap Index (NQINMC), before expenses of the Fund, by investing in the same stocks that comprise the Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ending September 30, 2014 was zero.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	5,578
- 3 Years -	rr_ExpenseExampleYear03	9,675
- 5 Years -	rr_ExpenseExampleYear05	10,667
- 10 Years -	rr_ExpenseExampleYear10	10,976
Strategy [Heading]	rr_StrategyHeading	Primary Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” - or indexing - investment approach by investing all, or substantially all, of its assets in the common stocks included in the NASDAQ India Midcap Index. The Fund will seek to replicate the Index precisely, using the identical weightings of individual stocks as the Index uses, and will not just invest in a representative sample of the Index. The Fund has no ability to influence the stocks that compose the Index, or any aspect of weighting or rebalancing the Index. The NASDAQ India Midcap Index is maintained by NASDAQ, and is completely independent of the Fund. The Index currently includes 65 common stocks of companies located in India. The stocks that are in the Index are weighted on a free float adjusted market cap basis. The companies whose stocks comprise the Index have been selected by the Index provider based upon their market capitalization as being in the middle range of Indian public companies. The market capitalization of the companies in the Index ranges from approximately U.S. $ 110 million to U.S. $2.5 billion, with a median weighted capitalization of U.S. $550 million, which may be considered significantly smaller than what might be considered middle capitalization in the United States securities markets. Prior to June 30, 2014, the Fund used the CNX India MidCap Index, which was maintained by the National Stock Exchange of India. The Fund believes that the composition of the CNX and the NASDAQ India Midcap Index are substantially similar, although the CNX used 100 mid-sized public companies in India, and the NASDAQ uses only 65 companies. For more information about the Index and the companies included in the Index, see the Statement of Additional Information, and our website at DMSFunds.com.

Risk [Heading]	rr_RiskHeading	Primary Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund’s performance could be hurt by:

·	General stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. All stock market investments, even in the most diversified and established markets such as the United States, are always subject to decline.
·	Emerging markets risk. The United States securities market is considered an established market, whereas the stock markets of rapidly developing countries, such as India, may be considered emerging markets. While all markets can decline and all markets can achieve gains, emerging markets that are composed of companies that are typically smaller and younger than companies in more established markets may be considered more volatile and riskier than established markets.
·	Single country (India) risk, which is the chance that extraordinary events - such as political upheaval, financial troubles, or natural disasters - will adversely affect the value of securities issued by companies in individual foreign countries or regions. Because the Fund will invest all of its assets in securities of companies located in only one country, India, the Fund’s performance will be directly related to the performance of its investments in that country. India, as compared to more established securities markets like that in the U.S., may be considered to have a greater likelihood of events occurring that could affect the securities market in India. Some examples of such events are greater government control over the economy, including the risk that the Indian government may decide not to continue to support economic reform programs; political and legal uncertainty of government policies; currency fluctuations or inefficiency of foreign currency exchanges; and the risk of nationalization or expropriation of assets. Issuers in India are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Portions of India are also located in regions that have historically been prone to natural disasters, such as earthquakes, tsunamis, floods and droughts. Any such natural disaster could cause a significant impact on the Indian economy, which could cause an adverse impact on the Fund’s investments. India has also experienced civil unrest from time to time, stemming from religious or class distinctions; conflicts with bordering countries, such as Pakistan; and has also suffered terrorist attacks, as have many nations. Any of such events can be expected to have an impact on the securities markets in India. Because the risk of any of such potential events in India is higher than in most other developed countries, the Fund’s investments in India stocks should be considered to be riskier than U.S. stock investments. The prices of India stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies.
·	Midcap companies risk. Generally speaking, investing in middle capitalization companies (or small cap companies) can be considered riskier than investing in large cap companies. Large cap companies are typically larger, longer established, and have established management, operations, and sales histories, and likely more consistent stock prices. Middle capitalization companies may be rapidly growing and expanding, and not as able to manage growth as a more established company. In addition, the size of most companies comprising the Index, although midcap by India standards, would be considered small cap in the United States.
·	Concentration Risk. A fund is deemed “concentrated” if more than 25% of its investments are in one industry. A fund that is concentrated may be considered to be riskier than one whose investments are broadly diversified among many industries. From time to time, the Index is concentrated in one or more industries; it has more than 30% of its investments in the financial industry at the time of this Prospectus. As the Fund attempts to mimic the Index, the Fund will be concentrated whenever the Index is.

· Currency risk, which is partially the risk that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates, but also the risk that the business fortunes of an Indian company whose stock is held by the Fund will be affected by the exchange rates of the currencies of the trading partners of that company (which could be unrelated to the U.S. dollar). All of the Fund’s investments are foreign investments, and the exchange rate between the Indian rupee and the U.S. dollar, and other currencies, will directly affect the value of the Fund’s investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance by calendar year for Class I shares of the Fund. The table that follows shows how the Fund’s average annual returns for the periods shown compare with the Index. Updated performance information is available on our website at DMSFunds.com, or by calling toll free at 855 367-4900. Please remember, however, that past performance of the Fund is no guarantee of future returns.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.DMSFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember, however, that past performance of the Fund is no guarantee of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter: 2nd Quarter 2014: 19.03% Lowest Performance Quarter: 1st Quarter 2013: -11.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar years ended December 31, 2014:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after tax returns are calculated using the highest individual federal marginal tax rates, and do not reflect the impact of any state or local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Notes: The Fund commenced operations on October 9, 2012. For the period October 9, 2012 through June 30, 2014, the index used by the Fund was the CNX India MidCap Index, and after June 30, 2014 the NASDAQ India Midcap Index was used. The performance for the Index does not include any deduction for fees, expenses, or taxes. The after tax returns are calculated using the highest individual federal marginal tax rates, and do not reflect the impact of any state or local taxes. In calculating after tax returns on redemptions, the tax benefits from capital losses are added to the proceeds, which addition may cause the return after taxes to be greater than the return before taxes. Actual after tax returns depend on an investor’s personal tax situation and may differ from those shown.

DMS India MidCap Index Fund | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Annual Small Account Service Fee (for Fund account balances below $1,000)	rr_ShareholderFeeOther	20
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	52.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	53.12%
Annual Return 2013	rr_AnnualReturn2013	(8.25%)
Annual Return 2014	rr_AnnualReturn2014	26.46%
1 Year	rr_AverageAnnualReturnYear01	26.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2012
DMS India MidCap Index Fund | After Taxes on Distributions | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2012
DMS India MidCap Index Fund | After Taxes on Distributions and Sales | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2012
DMS India MidCap Index Fund | CNX India MidCap Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	65.53%
Since Inception	rr_AverageAnnualReturnSinceInception	16.06%
DMS India MidCap Index Fund | NASDAQ India Midcap Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	39.11%
Since Inception	rr_AverageAnnualReturnSinceInception	14.39%